FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
             REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01608
                                   ---------

                    FRANKLIN HIGH INCOME TRUST
                    --------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  5/31
                          ----

Date of reporting period: 2/28/06
                          -------



Item 1. Schedule of Investments.


Franklin High Income Trust

QUARTERLY STATEMENT OF INVESTMENTS
FEBRUARY 28, 2006

--------------------------------------------------------------------------------

CONTENTS

AGE High Income Fund ..............................................    3

Notes to Statement of Investments .................................   10

                                     [LOGO]
                               FRANKLIN TEMPLETON
                                  INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                          Quarterly Statement of Investments | 1
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

Franklin High Income Trust

STATEMENT OF INVESTMENTS, FEBRUARY 28, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
            AGE HIGH INCOME FUND                                                         COUNTRY   PRINCIPAL AMOUNT d    VALUE
------------------------------------------------------------------------------------------------------------------------------------
            LONG TERM INVESTMENTS 97.4%
            CORPORATE BONDS 96.1%
            COMMERCIAL SERVICES 3.7%
            Dex Media East LLC, senior sub. note, B, 12.125%, 11/15/12 .............  United States   12,865,000     $   14,907,319
            Dex Media Inc.,
              B, 8.00%, 11/15/13 ...................................................  United States    7,500,000          7,800,000
              senior disc. note, zero cpn. to 11/15/08, 9.00% thereafter,
               11/15/13 ............................................................  United States   12,600,000         10,647,000
            JohnsonDiversey Holdings Inc., senior disc. note, zero cpn. to 5/17/07,
             10.67% thereafter, 5/15/13 ............................................  United States   35,000,000         30,362,500
            Lamar Media Corp., senior sub. note, 6.625%, 8/15/15 ...................  United States   17,800,000         18,089,250
         a  Quebecor Media Inc., senior note, 144A, 7.75%, 3/15/16 .................      Canada       9,200,000          9,476,000
         a  R.H. Donnelley Corp., senior note, 144A, 8.875%, 1/15/16 ...............  United States   13,100,000         13,738,625
                                                                                                                     ---------------
                                                                                                                        105,020,694
                                                                                                                     ---------------

            COMMUNICATIONS 11.8%
         b  Asia Global Crossing Ltd., senior note, 13.375%, 10/15/10 ..............     Bermuda      11,000,000            330,000
            Dobson Cellular Systems Inc., senior secured note, 9.875%,
             11/01/12 ..............................................................  United States   18,000,000         19,755,000
            Inmarsat Finance II PLC, senior note, zero cpn. to 11/15/08,
             10.375% thereafter, 11/15/12 ..........................................  United Kingdom  37,200,000         31,527,000
         a  Intelsat Bermuda Ltd., senior note, 144A,
              8.50%, 1/15/13 .......................................................     Bermuda      12,200,000         12,535,500
              8.875%, 1/15/15 ......................................................     Bermuda      17,500,000         18,243,750
         b  Iridium LLC, senior note, D, 10.875%, 7/15/05 ..........................     Bermuda      17,000,000          4,505,000
            Millicom International Cellular SA, senior note, 10.00%, 12/01/13 ......    Luxembourg    10,000,000         11,062,500
            Nextel Communications Inc., senior note, D, 7.375%, 8/01/15 ............  United States   33,300,000         35,243,654
            Nextel Partners Inc., senior note, 8.125%, 7/01/11 .....................  United States   26,100,000         27,796,500
            NTL Cable PLC, senior note, 8.75%, 4/15/14 .............................  United Kingdom   8,900,000          9,122,500
            Panamsat Corp., senior note, 9.00%, 8/15/14 ............................  United States   13,177,000         13,967,620
            Qwest Communications International Inc., senior note, 7.50%,
             2/15/14 ...............................................................  United States   35,000,000         36,137,500
            Qwest Corp., 6.875%, 9/15/33 ...........................................  United States   18,300,000         17,659,500
            Rogers Wireless Inc., senior secured note,
              7.25%, 12/15/12 ......................................................      Canada      12,580,000         13,413,425
              7.50%, 3/15/15 .......................................................      Canada      15,500,000         16,895,000
         b  RSL Communications PLC,
              senior disc. note, 10.125%, 3/01/08 ..................................  United Kingdom  44,500,000            667,500
              senior note, 12.00%, 11/01/08 ........................................  United Kingdom   6,250,000             93,750
            Time Warner Telecom Holdings Inc., senior note, 9.25%, 2/15/14 .........  United States   20,000,000         21,675,000
            Verizon New York Inc., 7.375%, 4/01/32 .................................  United States   15,000,000         15,946,110
       a,c  Wind Acquisition Finance SA, senior note, 144A, 10.75%,
             12/01/15 ..............................................................      Italy       28,000,000         30,100,000
                                                                                                                     ---------------
                                                                                                                        336,676,809
                                                                                                                     ---------------
            CONSUMER DURABLES 5.3%
            D.R. Horton Inc., senior note, 8.50%, 4/15/12 ..........................  United States   25,000,000         26,679,100
            Ford Motor Credit Co., 5.625%, 10/01/08 ................................  United States   15,100,000         13,721,385
            General Motors Acceptance Corp., 6.875%, 9/15/11 .......................  United States   50,000,000         44,818,300
            Sealy Mattress Co., senior sub. note, 8.25%, 6/15/14 ...................  United States   24,700,000         25,935,000
            Simmons Bedding Co., senior sub. note, 7.875%, 1/15/14 .................  United States   16,400,000         15,826,000


                                          Quarterly Statement of Investments | 3

Franklin High Income Trust

------------------------------------------------------------------------------------------------------------------------------------
            AGE HIGH INCOME FUND                                                         COUNTRY   PRINCIPAL AMOUNT d    VALUE
------------------------------------------------------------------------------------------------------------------------------------
            LONG TERM INVESTMENTS (CONTINUED)
            CORPORATE BONDS (CONTINUED)
            CONSUMER DURABLES (CONTINUED)
            William Lyon Homes Inc., senior note,
              7.625%, 12/15/12 .....................................................  United States   10,000,000     $    8,750,000
              7.50%, 2/15/14 .......................................................  United States   18,500,000         15,678,750
                                                                                                                     ---------------
                                                                                                                        151,408,535
                                                                                                                     ---------------
            CONSUMER NON-DURABLES 2.0%
            Smithfield Foods Inc., senior note,
              7.00%, 8/01/11 .......................................................  United States   18,900,000         19,230,750
              7.75%, 5/15/13 .......................................................  United States    9,600,000         10,092,000
            Spectrum Brands Inc., senior sub. note, 7.375%, 2/01/15 ................  United States   32,800,000         28,454,000
                                                                                                                     ---------------
                                                                                                                         57,776,750
                                                                                                                     ---------------
            CONSUMER SERVICES 19.0%
         b  Adelphia Communications Corp., senior note, 10.875%, 10/01/10 ..........  United States   25,000,000         16,312,500
            AMC Entertainment Inc.,
              senior note, B, 8.625%, 8/15/12 ......................................  United States    9,400,000          9,846,500
              senior sub. note, 9.50%, 2/01/11 .....................................  United States    5,000,000          4,756,250
              senior sub. note, 9.875%, 2/01/12 ....................................  United States   12,500,000         11,953,125
            Aztar Corp., senior sub. note, 7.875%, 6/15/14 .........................  United States   13,700,000         14,316,500
            Boyd Gaming Corp., senior sub. note, 6.75%, 4/15/14 ....................  United States   21,600,000         21,654,000
            Cablevision Systems Corp., senior note, B, 8.00%, 4/15/12 ..............  United States   19,200,000         18,960,000
            Caesars Entertainment Inc., senior sub. note, 7.875%, 3/15/10 ..........  United States   25,000,000         26,781,250
         b  Callahan NordRhein-Westfallen, senior disc. note, 16.00%, 7/15/10 ......     Germany      38,000,000              3,800
            CanWest Media Inc., senior sub. note, 8.00%, 9/15/12 ...................      Canada      11,500,000         11,845,000
         a  CCH I Holdings LLC, senior note, 144A, 13.50%, 1/15/14 .................  United States   15,500,000         10,152,500
            CCH II LLC, senior note, 10.25%, 9/15/10 ...............................  United States   33,800,000         33,884,500
            CSC Holdings Inc., senior deb., 7.625%, 7/15/18 ........................  United States   20,000,000         19,575,000
            DIRECTV Holdings LLC, senior note,
              8.375%, 3/15/13 ......................................................  United States   18,901,000         20,365,828
              6.375%, 6/15/15 ......................................................  United States   10,000,000         10,012,500
            EchoStar DBS Corp., senior note,
            6.375%, 10/01/11 .......................................................  United States   20,000,000         19,650,000
           a  144A, 7.125%, 2/01/16 ................................................  United States   10,300,000         10,248,500
            Emmis Operating Co., senior sub. note, 6.875%, 5/15/12 .................  United States   26,500,000         26,102,500
         a  Hertz Corp., senior note, 144A, 8.875%, 1/01/14 ........................  United States   19,000,000         19,950,000
            Liberty Media Corp., senior note, 5.70%, 5/15/13 .......................  United States   20,000,000         18,832,260
            LIN Television Corp., senior sub. note, 6.50%, 5/15/13 .................  United States   30,000,000         28,612,500
            Mandalay Resort Group,
              senior note, 9.50%, 8/01/08 ..........................................  United States    5,900,000          6,401,500
              senior sub. note, 10.25%, 8/01/07 ....................................  United States   14,600,000         15,567,250
            MGM MIRAGE Inc., senior note, 6.625%, 7/15/15 ..........................  United States   20,000,000         20,175,000
            Pinnacle Entertainment Inc., senior sub. note, 8.75%, 10/01/13 .........  United States   11,300,000         12,147,500
         a  Rainbow National Services LLC, senior sub. deb., 144A, 10.375%,
             9/01/14 ...............................................................  United States   29,000,000         32,951,250
            Rogers Cable Inc., senior secured note, 6.75%, 3/15/15 .................      Canada       9,000,000          9,247,500
            Royal Caribbean Cruises Ltd.,
              senior deb., 7.25%, 3/15/18 ..........................................  United States   14,400,000         15,512,400
              senior note, 8.00%, 5/15/10 ..........................................  United States    4,200,000          4,563,598
              senior note, 6.875%, 12/01/13 ........................................  United States   13,800,000         14,635,369


4 | Quarterly Statement of Investments

Franklin High Income Trust

------------------------------------------------------------------------------------------------------------------------------------
            AGE HIGH INCOME FUND                                                         COUNTRY    PRINCIPAL AMOUNT d    VALUE
------------------------------------------------------------------------------------------------------------------------------------
            LONG TERM INVESTMENTS (CONTINUED)
            CORPORATE BONDS (CONTINUED)
            CONSUMER SERVICES (CONTINUED)
            Station Casinos Inc.,
              senior note, 6.00%, 4/01/12 ..........................................  United States    9,300,000     $    9,346,500
              senior sub. note, 6.50%, 2/01/14 .....................................  United States    7,000,000          7,035,000
              senior sub. note, 6.875%, 3/01/16 ....................................  United States   15,000,000         15,337,500
            Universal City Development, senior note, 11.75%, 4/01/10 ...............  United States   15,000,000         16,781,250
            Universal City Florida, senior note, 8.375%, 5/01/10 ...................  United States    7,000,000          7,017,500
                                                                                                                     ---------------
                                                                                                                        540,534,130
                                                                                                                     ---------------
            ELECTRONIC TECHNOLOGY 3.8%
            Flextronics International Ltd., senior sub. note, 6.50%, 5/15/13 .......    Singapore     15,600,000         15,795,000
            L-3 Communications Corp., senior sub. note,
              6.125%, 1/15/14 ......................................................  United States   26,500,000         26,168,750
              5.875%, 1/15/15 ......................................................  United States    3,700,000          3,570,500
              6.375%, 10/15/15 .....................................................  United States    9,300,000          9,323,250
            Sanmina-SCI Corp., senior sub. note,
              6.75%, 3/01/13 .......................................................  United States   14,600,000         14,162,000
              8.125%, 3/01/16 ......................................................  United States   13,700,000         14,076,750
            Xerox Corp., senior note,
              7.125%, 6/15/10 ......................................................  United States    8,000,000          8,330,000
              6.875%, 8/15/11 ......................................................  United States   15,600,000         16,204,500
                                                                                                                     ---------------
                                                                                                                        107,630,750
                                                                                                                     ---------------
            ENERGY MINERALS 4.3%
            Arch Western Finance, senior note, 6.75%, 7/01/13 ......................  United States   30,000,000         30,225,000
            Chesapeake Energy Corp., senior note,
              6.625%, 1/15/16 ......................................................  United States   10,000,000         10,200,000
              6.25%, 1/15/18 .......................................................  United States   27,600,000         27,703,500
           a  144A, 6.875%, 11/15/20 ...............................................  United States    5,000,000          5,162,500
         a  Massey Energy Co., senior note, 144A, 6.875%, 12/15/13 .................  United States   14,600,000         14,636,500
            Peabody Energy Corp., senior note, B, 6.875%, 3/15/13 ..................  United States   15,900,000         16,416,750
            Pogo Producing Co., senior sub. note, 6.875%, 10/01/17 .................  United States   18,700,000         18,933,750
                                                                                                                     ---------------
                                                                                                                        123,278,000
                                                                                                                     ---------------
            FINANCE 0.5%
            AmeriCredit Corp., senior note, 9.25%, 5/01/09 .........................  United States   15,000,000         15,787,500
                                                                                                                     ---------------
            HEALTH SERVICES 6.0%
            DaVita Inc.,
              senior note, 6.625%, 3/15/13 .........................................  United States    4,700,000          4,794,000
              senior sub. note, 7.25%, 3/15/15 .....................................  United States   18,700,000         19,167,500
            Fresenius Medical Care Capital Trust II, 7.875%, 2/01/08 ...............     Germany      34,600,000         35,984,000
            HCA Inc.,
              6.50%, 2/15/16 .......................................................  United States    5,100,000          5,107,936
              senior note, 8.75%, 9/01/10 ..........................................  United States   25,000,000         27,622,200
            HEALTHSOUTH Corp., senior note, 7.625%, 6/01/12 ........................  United States   27,000,000         29,767,500
            Tenet Healthcare Corp., senior note,
              7.375%, 2/01/13 ......................................................  United States   18,000,000         16,605,000
              9.875%, 7/01/14 ......................................................  United States   14,000,000         14,315,000


                                          Quarterly Statement of Investments | 5

Franklin High Income Trust

------------------------------------------------------------------------------------------------------------------------------------
            AGE HIGH INCOME FUND                                                         COUNTRY    PRINCIPAL AMOUNT d    VALUE
------------------------------------------------------------------------------------------------------------------------------------
            LONG TERM INVESTMENTS (CONTINUED)
            CORPORATE BONDS (CONTINUED)
            HEALTH SERVICES (CONTINUED)
            Vanguard Health Holding Co. II LLC, senior sub. note, 9.00%,
             10/01/14 ..............................................................  United States   17,300,000     $   18,121,750
                                                                                                                     ---------------
                                                                                                                        171,484,886
                                                                                                                     ---------------
            INDUSTRIAL SERVICES 4.9%
            Allied Waste North America Inc.,
              senior note, 7.875%, 4/15/13 .........................................  United States   21,600,000         22,572,000
              senior note, 7.25%, 3/15/15 ..........................................  United States    4,000,000          4,080,000
              senior secured note, 6.125%, 2/15/14 .................................  United States    5,000,000          4,825,000
              senior secured note, B, 5.75%, 2/15/11 ...............................  United States    2,500,000          2,406,250
         a  Atlas Pipeline Partners LP, senior note, 144A, 8.125%, 12/15/15 ........  United States    9,700,000         10,136,500
            El Paso Corp., senior note, MTN, 7.75%, 1/15/32 ........................  United States   42,000,000         44,835,000
            Pride International Inc., senior note, 7.35%, 7/15/14 ..................  United States   20,700,000         22,200,750
         b  Safety Kleen Services, senior sub. note, 9.25%, 6/01/08 ................  United States   10,000,000              5,000
            Tennessee Gas Pipeline Co., senior deb., 7.00%, 10/15/28 ...............  United States   20,000,000         21,135,140
            Universal Compression Inc., senior note, 7.25%, 5/15/10 ................  United States    7,100,000          7,384,000
                                                                                                                     ---------------
                                                                                                                        139,579,640
                                                                                                                     ---------------
            NON-ENERGY MINERALS 2.1%
         a  Glencore Funding LLC, 144A, 6.00%, 4/15/14 .............................   Switzerland    21,100,000         20,159,341
            Ispat Inland ULC, senior secured note, 9.75%, 4/01/14 ..................  United States   18,917,000         21,504,845
         a  Novelis Inc., senior note, 144A, 7.25%, 2/15/15 ........................      Canada      17,600,000         17,160,000
                                                                                                                     ---------------
                                                                                                                         58,824,186
                                                                                                                     ---------------
            PROCESS INDUSTRIES 12.2%
         a  Basell AF SCA, senior note, 144A, 8.375%, 8/15/15 ......................     Germany      11,400,000         11,514,000
            BCP Crystal Holdings Corp., senior sub. note, 9.625%, 6/15/14 ..........  United States   22,455,000         25,233,806
            Buckeye Technologies Inc., senior note, 8.50%, 10/01/13 ................  United States   11,700,000         11,963,250
         a  Crown Americas Inc., senior note, 144A, 7.75%, 11/15/15 ................  United States   28,000,000         29,330,000
            Equistar Chemicals LP, senior note,
              8.75%, 2/15/09 .......................................................  United States   20,000,000         20,850,000
              10.625%, 5/01/11 .....................................................  United States    4,400,000          4,807,000
            Georgia-Pacific Corp.,
              7.25%, 6/01/28 .......................................................  United States    3,000,000          2,797,500
              senior note, 8.00%, 1/15/24 ..........................................  United States   15,000,000         15,075,000
         a  Huntsman International LLC, senior sub. note, 144A, 7.875%,
             1/01/15 ...............................................................  United States   10,000,000         10,200,000
            IMC Global Inc., senior note, 10.875%, 8/01/13 .........................  United States   28,000,000         32,445,000
            Jefferson Smurfit Corp., senior note, 7.50%, 6/01/13 ...................  United States   15,800,000         14,852,000
            JSG Funding PLC, senior sub. note, 7.75%, 4/01/15 ......................     Ireland      11,000,000         10,065,000
            Lyondell Chemical Co., senior secured note, 10.50%, 6/01/13 ............  United States   17,400,000         19,531,500
            MDP Acquisitions PLC, senior note, 9.625%, 10/01/12 ....................     Ireland      18,600,000         19,576,500
            Nalco Co.,
              senior note, 7.75%, 11/15/11 .........................................  United States    2,700,000          2,760,750
              senior sub. note, 8.875%, 11/15/13 ...................................  United States   27,200,000         28,628,000
            NewPage Corp., senior secured note, 10.00%, 5/01/12 ....................  United States   20,000,000         21,000,000
            Owens-Brockway Glass Container Inc., senior note, 6.75%,
             12/01/14 ..............................................................  United States    6,700,000          6,599,500
            Owens-Illinois Inc., senior note, 7.80%, 5/15/18 .......................  United States   29,000,000         29,435,000


6 | Quarterly Statement of Investments

Franklin High Income Trust

------------------------------------------------------------------------------------------------------------------------------------
            AGE HIGH INCOME FUND                                                         COUNTRY    PRINCIPAL AMOUNT d    VALUE
------------------------------------------------------------------------------------------------------------------------------------
            LONG TERM INVESTMENTS (CONTINUED)
            CORPORATE BONDS (CONTINUED)
            PROCESS INDUSTRIES (CONTINUED)
     e,f,g  Pindo Deli Finance Mauritius Ltd., 144A,
           h  FRN, 5.664%, 4/29/15 .................................................    Indonesia      3,256,502     $      734,016
           h  FRN, 5.664%, 4/29/18 .................................................    Indonesia      8,467,542          1,908,584
              zero cpn., 4/29/25 ...................................................    Indonesia     17,495,011          3,943,375
            Rhodia SA, senior note, 10.25%, 6/01/10 ................................      France      19,557,000         22,099,410
     e,f,g  Tjiwi Kimia Finance Mauritius, secured note, 144A,
           h  FRN, 5.664%, 4/29/15 .................................................    Indonesia      1,628,955            481,682
           h  FRN, 5.664%, 4/29/18 .................................................    Indonesia      4,192,714          1,239,786
              zero cpn., 4/29/25 ...................................................    Indonesia      5,386,416          1,592,763
                                                                                                                     ---------------
                                                                                                                        348,663,422
                                                                                                                     ---------------
            PRODUCER MANUFACTURING 4.9%
            Case New Holland Inc., senior note, 9.25%, 8/01/11 .....................  United States   32,000,000         34,480,000
            Cooper-Standard Automotive Inc.,
              senior note, 7.00%, 12/15/12 .........................................  United States    7,500,000          6,937,500
              senior sub. note, 8.375%, 12/15/14 ...................................  United States   17,500,000         13,650,000
         b  Goss Graphic Systems Inc., senior sub. note, 12.25%, 11/19/05 ..........  United States    9,053,899                 --
         a  Invensys PLC, senior note, 144A, 9.875%, 3/15/11 .......................  United Kingdom  18,000,000         18,720,000
            Milacron Escrow Corp., senior secured note, 11.50%, 5/15/11 ............  United States   11,300,000         10,170,000
            Nortek Inc., senior sub. note, 8.50%, 9/01/14 ..........................  United States   21,000,000         21,052,500
            Russel Metals Inc., senior note, 6.375%, 3/01/14 .......................  United States   17,000,000         16,745,000
            TRW Automotive Inc., senior note, 9.375%, 2/15/13 ......................  United States   15,203,000         16,571,270
                                                                                                                     ---------------
                                                                                                                        138,326,270
                                                                                                                     ---------------
            REAL ESTATE INVESTMENT TRUSTS 2.0%
            Host Marriott LP, senior note,
              I, 9.50%, 1/15/07 ....................................................  United States    7,000,000          7,253,750
              K, 7.125%, 11/01/13 ..................................................  United States   20,000,000         20,750,000
              M, 7.00%, 8/15/12 ....................................................  United States    7,100,000          7,277,500
              O, 6.375%, 3/15/15 ...................................................  United States    4,100,000          4,110,250
            MeriStar Hospitality Corp., senior note, 9.00%, 1/15/08 ................  United States   16,500,000         17,572,500
                                                                                                                     ---------------
                                                                                                                         56,964,000
                                                                                                                     ---------------
            RETAIL TRADE 2.1%
            Rite Aid Corp.,
              senior deb., 7.70%, 2/15/27 ..........................................  United States   10,000,000          7,812,500
           a  senior note, 144A, 6.125%, 12/15/08 ..................................  United States   26,900,000         26,025,750
            Stater Brothers Holdings Inc., senior note, 8.125%, 6/15/12 ............  United States   25,800,000         26,187,000
                                                                                                                     ---------------
                                                                                                                         60,025,250
                                                                                                                     ---------------
            TECHNOLOGY SERVICES 1.8%
         b  PSINet Inc., senior note, 11.00%, 8/01/09 ..............................  United States   18,750,000             23,438
         a  SunGard Data Systems Inc.,
              senior note, 144A, 9.125%, 8/15/13 ...................................  United States   11,100,000         11,863,125
              senior sub. note, 144A, 10.25%, 8/15/15 ..............................  United States   11,100,000         11,696,625
            UGS Corp., senior sub. note, 10.00%, 6/01/12 ...........................  United States   25,000,000         27,531,250
                                                                                                                     ---------------
                                                                                                                         51,114,438
                                                                                                                     ---------------


                                          Quarterly Statement of Investments | 7

Franklin High Income Trust

------------------------------------------------------------------------------------------------------------------------------------
            AGE HIGH INCOME FUND                                                         COUNTRY    PRINCIPAL AMOUNT d    VALUE
------------------------------------------------------------------------------------------------------------------------------------
            LONG TERM INVESTMENTS (CONTINUED)
            CORPORATE BONDS (CONTINUED)
            TRANSPORTATION 0.8%
            Great Lakes Dredge & Dock Co., senior sub. note, 7.75%, 12/15/13 .......  United States   25,900,000     $   24,216,500
                                                                                                                     ---------------
            UTILITIES 8.9%
         a  AES Corp., senior secured note, 144A, 9.00%, 5/15/15 ...................  United States   26,000,000         28,470,000
         a  Allegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/12 ..................  United States   30,000,000         33,112,500
            Aquila Inc., senior note, 14.875%, 7/01/12 .............................  United States   30,000,000         40,875,000
     a,b,f  Calpine Corp., senior secured note, 144A, 8.75%, 7/15/13 ...............  United States   20,000,000         18,700,000
            Dynegy Holdings Inc.,
              senior note, 8.75%, 2/15/12 ..........................................  United States   19,000,000         21,090,000
           a  senior secured note, 144A, 10.125%, 7/15/13 ..........................  United States   20,000,000         22,600,000
            ESI Tractebel Acquisition Corp., secured note, 7.99%, 12/30/11 .........  United States    6,648,000          6,985,964
            Midland Funding II, sub. secured lease obligation, B, 13.25%,
              7/23/06 ..............................................................  United States    8,490,640          8,737,896
            Midwest Generation LLC, senior secured note, 8.75%, 5/01/34 ............  United States   31,600,000         34,681,000
         a  Mirant North America LLC, senior note, 144A, 7.375%, 12/31/13 ..........  United States   11,900,000         12,271,875
            NRG Energy Inc., senior note,
              7.25%, 2/01/14 .......................................................  United States    8,500,000          8,733,750
              7.375%, 2/01/16 ......................................................  United States   16,700,000         17,242,750
                                                                                                                     ---------------
                                                                                                                        253,500,735
                                                                                                                     ---------------
            TOTAL CORPORATE BONDS (COST $2,732,728,367)                                                               2,740,812,495
                                                                                                                     ---------------
            FOREIGN GOVERNMENT AND AGENCY SECURITIES
            (COST $1,384,797) 0.1%
            GOVERNMENT BOND 0.1%
            Eskom, E168, 11.00%, 6/01/08 ...........................................   South Africa    5,300,000 ZAR        923,714
                                                                                                                     ---------------
                                                                                                      ----------
                                                                                                        SHARES
                                                                                                      ----------
            COMMON STOCKS 0.3%
            COMMUNICATIONS 0.3%
            Sprint Nextel Corp. ....................................................  United States      163,094          3,919,149
         g  Telewest Global Inc. ...................................................  United Kingdom     176,951          4,220,281
                                                                                                                     ---------------
                                                                                                                          8,139,430
                                                                                                                     ---------------
            ENERGY MINERALS 0.0% i
         g  McMoRan Exploration Co. ................................................  United States       25,937            458,826
                                                                                                                     ---------------
            PRODUCER MANUFACTURING 0.0% i
       e,g  Cambridge Industries Liquidating Trust Interest ........................  United States    4,853,892             48,539
       e,g  Goss Holdings Inc., B ..................................................  United States      211,174                 --
       g,j  Harvard Industries Inc. ................................................  United States      793,966              7,940
     e,g,j  VS Holdings Inc. .......................................................  United States    1,685,375                 --
                                                                                                                     ---------------
                                                                                                                             56,479
                                                                                                                     ---------------


8 | Quarterly Statement of Investments

Franklin High Income Trust

------------------------------------------------------------------------------------------------------------------------------------
            AGE HIGH INCOME FUND                                                         COUNTRY         SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
            LONG TERM INVESTMENTS (CONTINUED)
            CORPORATE BONDS (CONTINUED)
            RETAIL TRADE 0.0% i
            Stage Stores Inc. ......................................................  United States          301     $        8,777
                                                                                                                     ---------------
            TOTAL COMMON STOCKS (COST $35,480,528)                                                                        8,663,512
                                                                                                                     ---------------
            PREFERRED STOCK (COST $24,700,000) 0.0% i
            PROCESS INDUSTRIES 0.0%(i)
     b,e,f  Asia Pulp & Paper Co. Ltd., 12.00%, pfd., Perpetual ....................    Indonesia     24,700,000            269,230
                                                                                                                     ---------------
            CONVERTIBLE PREFERRED STOCK (COST $26,500,000) 0.9%
            UTILITIES 0.9%
            CMS Energy Trust I, 7.75%, cvt. pfd. ...................................  United States      530,000         25,287,042
                                                                                                                     ---------------
            TOTAL LONG TERM INVESTMENTS (COST $2,820,793,692)                                                         2,775,955,993
                                                                                                                     ---------------
            SHORT TERM INVESTMENT (COST $51,071,629) 1.8%
            MONEY MARKET FUND 1.8%
         k  Franklin Institutional Fiduciary Trust Money Market Portfolio ..........  United States   51,071,629         51,071,629
                                                                                                                     ---------------
            TOTAL INVESTMENTS (COST $2,871,865,321) 99.2%                                                             2,827,027,622
            OTHER ASSETS, LESS LIABILITIES 0.8%                                                                          24,180,479
                                                                                                                     ---------------
            NET ASSETS 100.0%                                                                                        $2,851,208,101
                                                                                                                     ===============

CURRENCY ABBREVIATION
ZAR - South African Rand

SELECTED PORTFOLIO ABBREVIATIONS
FRN - Floating Rate Note
MTN - Medium Term Notes


a    Security was purchased pursuant to Rule 144A under the Securities Act of
      1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At February 28, 2006, the aggregate value of these securities was $459,154,841, representing 16.10% of net assets.

b    Defaulted security.

c    Security purchased on a delayed delivery basis.

d    The principal amount is stated in U.S. dollars unless otherwise indicated.

e    See Note 2 regarding restricted and illiquid securities.

f    See Note 4 regarding other considerations.

g    Non-income producing.

h    The coupon rate shown represents the rate at period end.

i    Rounds to less than 0.1% of net assets.

j    See Note 3 regarding holdings of 5% voting securities.

k The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.


 Quarterly Statement of Investments | See Notes to Statement of Investments | 9

Franklin High Income Trust

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

AGE HIGH INCOME FUND

Franklin High Income Trust is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of one Fund, the Franklin AGE High Income Fund (the Fund).

1. INCOME TAXES

At February 28, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Costs of investments .............................      $ 2,875,480,470
                                                        ================

Unrealized appreciation ..........................      $   158,713,278
Unrealized depreciation ..........................         (207,166,126)
                                                        ----------------
Net unrealized appreciation (depreciation) .......      $   (48,452,848)
                                                        ================

2. RESTRICTED AND ILLIQUID SECURITIES

At February 28, 2006, the Fund held investments in restricted and illiquid securities, valued in accordance with procedures approved by the Fund's Board of Trustees as reflecting fair value, as follows:

-------------------------------------------------------------------------------------------------------------------
PRINCIPAL AMOUNT/                                                     ACQUISITION
     SHARES        ISSUER                                                DATE             COST           VALUE
-------------------------------------------------------------------------------------------------------------------
  24,700,000       Asia Pulp & Paper Co. Ltd., 12.00%, pfd.,
                    Perpetual .................................         2/14/97       $ 24,700,000    $    269,230
   4,853,892       Cambridge Industries Liquidating Trust
                    Interest ..................................         1/09/02                 --          48,539
     211,174     a Goss Holdings Inc., B .....................         11/17/99            422,348              --
   3,256,502       Pindo Deli Finance Mauritius Ltd., 144A,
                    FRN, 5.664%, 4/29/15 ......................         4/29/05            756,681         734,016
   8,467,542       Pindo Deli Finance Mauritius Ltd., 144A,
                    FRN, 5.664%, 4/29/18 ......................         4/29/05          1,967,518       1,908,584
  17,495,011       Pindo Deli Finance Mauritius Ltd., 144A,
                    zero cpn., 4/29/25 ........................         4/29/05          4,065,141       3,943,375
   1,628,955       Tjiwi Kimia Finance Mauritius, secured
                    note, 144A, FRN, 5.664%, 4/29/15 ..........         4/29/05            496,505         481,682
   4,192,714       Tjiwi Kimia Finance Mauritius, secured
                    note, 144A, FRN, 5.664%, 4/29/18 ..........         4/29/05          1,277,939       1,239,786
   5,386,416       Tjiwi Kimia Finance Mauritius, secured
                    note, 144A, zero cpn., 4/29/25 ............         4/29/05          1,641,780       1,592,763
   1,685,375       VS Holdings Inc. ..........................         12/06/01          1,685,375              --
                                                                                                      -------------
                   TOTAL RESTRICTED AND ILLIQUID SECURITIES (0.36% of Net Assets) .............       $ 10,217,975
                                                                                                      =============

a The Fund also invests in unrestricted securities of this issuer, valued at $0 as of February 28, 2006.

10 | Quarterly Statement of Investments

Franklin High Income Trust

AGE HIGH INCOME FUND

3. HOLDING OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Fund at February 28, 2006 were as shown below.

----------------------------------------------------------------------------------------------------------------------------------
                                            NUMBER OF                            NUMBER OF
                                           SHARES HELD                          SHARES HELD    VALUE                   REALIZED
                                           AT BEGINNING    GROSS      GROSS       AT END      AT END     INVESTMENT     CAPITAL
NAME OF ISSUER                              OF PERIOD    ADDITIONS  REDUCTIONS   OF PERIOD   OF PERIOD     INCOME     GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
NON-CONTROLLED AFFILIATES
Harvard Industries Inc. .............           793,966        --           --      793,966    $ 7,940    $     --   $         --
International Wireless Communications
 Holdings Inc. ......................         1,759,743        --    1,759,743           --         --          --     (3,229,128)
VS Holdings Inc. ....................         1,685,375        --           --    1,685,375         --          --             --
                                                                                              ------------------------------------
TOTAL AFFILIATED SECURITIES (0.00% of Net Assets) a .........................................  $ 7,940    $     --   $ (3,229,128)
                                                                                              ====================================

 a    Rounds to less than 0.01% of net assets.

4. OTHER CONSIDERATIONS

Subject to certain terms and conditions, the Fund has agreed to sell its holdings in Asia Pulp & Paper Co. Ltd., Pindo Deli Finance Mauritius Ltd. and Tjiwi Kimia Finance Mauritius in November 2006. Until completion of the sale, the transaction is being accounted for as a secured borrowing with a pledge of collateral and any preliminary sales proceeds or other interest and cash distributions received are deferred until the completion of the transaction and are recorded as part of the net sales proceeds.

Directors or employees of Franklin Advisers, Inc., as the Fund's Investment Manager, may serve as members of various bondholders' steering committees, on credit committee, or may represent the Fund in certain corporate restructuring negotiations. At February 28, 2006, such individuals serve in one or more of these capacities for Calpine Corp. As a result of this involvement, such individuals may be in possession of certain material non-public information. If the Fund's Investment Manager, while in possession of such information, seeks to sell any of its holdings in this security it will comply with all applicable federal securities laws.


For information regarding the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                                         Quarterly Statement of Investments | 11

Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN HIGH INCOME TRUST

By /s/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    April 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    April 24, 2006


By /s/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    April 24, 2006



                                Exhibit A



I, Jimmy D. Gambill, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN HIGH INCOME TRUST;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

April 24, 2006

/s/JIMMY D. GAMBILL
----------------------------------------------------
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration










I, Galen G. Vetter, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN HIGH INCOME TRUST;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

April 24, 2006

/s/GALEN G. VETTER
-----------------------
Galen G. Vetter
Chief Financial Officer